INCOME TAXES	12 Months Ended
May 31, 2019
Income Taxes [Abstract]
INCOME TAXES
8.	INCOME TAXES

Income tax expense differs from the amount that would result from applying Canadian income tax rates to earnings before income taxes. These differences result from the following items:

	May 31	May 31
For the years ended	2019	2018
Loss before income taxes	$(2,087,058)	$(2,364,442)
Canadian federal and provincial income tax rates	27.00%	26.41%
Expected income tax recovery at statutory income tax rate	(538,035)	(624,537)
Difference between Canadian and foreign tax rate	(14,573)	(36,345)
Permanent differences	246,212	(69,865)
Changes in unrecognized deferred tax assets	721,316	266,868
Other adjustments	(58,489)	661,193
Total income tax expense	$356,431	$197,314

Current income tax expense	$408,524	$-
Deferred income tax expense (recovery)	$(52,093)	$197,314

The composition of the Company’s net deferred income tax asset (liability) that has been recognized is as follows:

	May 31	May 31
Deferred income tax assets (liabilities)	2019	2018
Deferred tax assets:
Mineral expenditures and capital assets	$1,519,734	$1,486,243
Share issue costs	182,079	76,109
Non-capital losses and others	3,437,319	2,668,970
	5,139,132	4,231,322
Unrecognized deferred tax assets	(5,139,132)	(4,231,322)
Deferred tax liabilities	(145,221)	(197,314)
Net deferred income t ax asset (liability)	$(145,221)	$(197,314)

The Company’s significant temporary differences, unused tax credits, and unused tax losses that have not been recognized as deferred income tax assets are as follows:

	May 31	Expiry	May 31	Expiry
	2019	date range	2018	date range
Mineral expenditures and capital assets	$5,752,246	No expiry date	$5,628,645	No expiry date
Share issue costs	674,367	2022 to 2024	281,884	2021
Non-capital losses and other	15,487,395	2026 to 2039	12,383,172	2026 to 2038

Tax attributes are subject to review, and potential adjustments, by tax authorities.